Fair Value Measurements - Quantitative Information about Level 3 Fair Value Measurements (Details) $ in Millions		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	[1]	$ 156,793	$ 198,568
Embedded derivatives within Policyholder contract deposits		6,700	13,600
Policyholder contract deposits		156,058	151,545	$ 148,421	$ 148,421
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivatives within Policyholder contract deposits		1,100	1,100
Policyholder contract deposits		1,078	1,075
Obligations of states, municipalities and political subdivisions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale		$ 5,926	$ 8,676
Obligations of states, municipalities and political subdivisions | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0533	0.0292
Obligations of states, municipalities and political subdivisions | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0592	0.0327
Obligations of states, municipalities and political subdivisions | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0563	0.0310
Obligations of states, municipalities and political subdivisions | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale		$ 780	$ 1,364
Corporate debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale		$ 104,692	$ 140,063
Corporate debt | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0490	0.0175
Corporate debt | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0954	0.0705
Corporate debt | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0722	0.0440
Corporate debt | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale		$ 1,988	$ 1,789
RMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale		$ 11,944	$ 14,958
RMBS | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0595	0.0172
RMBS | Minimum | Constant prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0484	0.0518
RMBS | Minimum | Loss severity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.4501	0.2487
RMBS | Minimum | Constant default rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0079	0.0101
RMBS | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0772	0.0408
RMBS | Maximum | Constant prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.1035	0.1841
RMBS | Maximum | Loss severity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.7728	0.7264
RMBS | Maximum | Constant default rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0267	0.0574
RMBS | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0684	0.0290
RMBS | Weighted-average | Constant prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0760	0.1179
RMBS | Weighted-average | Loss severity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.6114	0.4875
RMBS | Weighted-average | Constant default rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0173	0.0337
RMBS | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale		$ 3,725	$ 7,141
CLO | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0713	0.0294
CLO | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0759	0.0493
CLO | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0736	0.0394
CLO | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale		$ 1,547	$ 3,174
ABS | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0601	0.0189
ABS | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0796	0.0336
ABS | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0698	0.0263
ABS | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale		$ 6,591	$ 5,077
CMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale		$ 10,068	$ 11,300
CMBS | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0472	0.0154
CMBS | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.1021	0.0449
CMBS | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0746	0.0302
CMBS | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale		$ 663	$ 887
Index credits on fixed index annuities(i) | Minimum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0645	0.0595
Index credits on fixed index annuities(i) | Minimum | Dynamic lapse multiplier(e)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0016	0.0016
Index credits on fixed index annuities(i) | Minimum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.2000	0.2000
Index credits on fixed index annuities(i) | Minimum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.3825	0.3825
Index credits on fixed index annuities(i) | Minimum | Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.8000	0.8000
Index credits on fixed index annuities(i) | Minimum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0000	0.0000
Index credits on fixed index annuities(i) | Minimum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0000	0.0001
Index credits on fixed index annuities(i) | Maximum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.5075	0.4665
Index credits on fixed index annuities(i) | Maximum | Dynamic lapse multiplier(e)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.2880	0.2880
Index credits on fixed index annuities(i) | Maximum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		1.8618	1.8618
Index credits on fixed index annuities(i) | Maximum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		1.6001	1.6001
Index credits on fixed index annuities(i) | Maximum | Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		1.0000	1.0000
Index credits on fixed index annuities(i) | Maximum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.3000	0.4000
Index credits on fixed index annuities(i) | Maximum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0203	0.0140
Index credits on fixed index annuities(i) | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivatives within Policyholder contract deposits		$ 2,358	$ 3,912
Fixed index annuities guaranteed benefits | Minimum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0645	0.0020
Fixed index annuities guaranteed benefits | Minimum | Dynamic lapse multiplier(e)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0020	0.2000
Fixed index annuities guaranteed benefits | Minimum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.2000	0.2400
Fixed index annuities guaranteed benefits | Minimum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.2400	0.6000
Fixed index annuities guaranteed benefits | Minimum | Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0000	0.0595
Fixed index annuities guaranteed benefits | Minimum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0000	0.0000
Fixed index annuities guaranteed benefits | Minimum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0000	0.0001
Fixed index annuities guaranteed benefits | Minimum | Measurement Input, Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.6000	0.0000
Fixed index annuities guaranteed benefits | Maximum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.5075	0.5000
Fixed index annuities guaranteed benefits | Maximum | Dynamic lapse multiplier(e)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.5000	1.8618
Fixed index annuities guaranteed benefits | Maximum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		1.8618	1.8000
Fixed index annuities guaranteed benefits | Maximum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		1.8000	0.9750
Fixed index annuities guaranteed benefits | Maximum | Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0500	0.4665
Fixed index annuities guaranteed benefits | Maximum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.3000	0.4000
Fixed index annuities guaranteed benefits | Maximum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0203	0.0140
Fixed index annuities guaranteed benefits | Maximum | Measurement Input, Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.9750	0.0400
Fixed index annuities guaranteed benefits | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivatives within Policyholder contract deposits		$ 1,698	$ 2,595
Index Life | Minimum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0575	0.0765
Index Life | Minimum | Dynamic lapse multiplier(e)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0000	0.0000
Index Life | Minimum | Mortality rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0000	0.0000
Index Life | Minimum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0000	0.0001
Index Life | Maximum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.2363	0.2070
Index Life | Maximum | Dynamic lapse multiplier(e)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.3797	0.3797
Index Life | Maximum | Mortality rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		1.0000	1.0000
Index Life | Maximum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0203	0.0140
Index Life | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivatives within Policyholder contract deposits		$ 710	$ 765
Market Risk Benefit Assets | Minimum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0645	0.0595
Market Risk Benefit Assets | Minimum | Dynamic lapse multiplier(e)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0016	0.0016
Market Risk Benefit Assets | Minimum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.2000	0.2000
Market Risk Benefit Assets | Minimum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.3825	0.3825
Market Risk Benefit Assets | Minimum | Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.8000	0.8000
Market Risk Benefit Assets | Minimum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0000	0.0000
Market Risk Benefit Assets | Minimum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0000	0.0001
Market Risk Benefit Assets | Maximum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.5075	0.4665
Market Risk Benefit Assets | Maximum | Dynamic lapse multiplier(e)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.2880	0.2880
Market Risk Benefit Assets | Maximum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		1.8618	1.8618
Market Risk Benefit Assets | Maximum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		1.6001	1.6001
Market Risk Benefit Assets | Maximum | Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		1.0000	1.0000
Market Risk Benefit Assets | Maximum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.3000	0.4000
Market Risk Benefit Assets | Maximum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input		0.0203	0.0140
Market Risk Benefit Assets | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale		$ 796	$ 610
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Minimum | Dynamic lapse multiplier(e)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0020	0.0020
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Minimum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.2000	0.2000
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Minimum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.4026	0.4026
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Minimum | Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.9000	0.9000
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Minimum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0000	0.0001
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Maximum | Dynamic lapse multiplier(e)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.1575	0.1575
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Maximum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		1.8616	1.8616
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Maximum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		1.6843	1.6843
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Maximum | Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.9750	0.9750
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Maximum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0203	0.0140
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivatives within Policyholder contract deposits		$ 680	$ 992
Index Credits On Fixed Index Annuities | Minimum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0645	0.0595
Index Credits On Fixed Index Annuities | Minimum | Dynamic lapse multiplier(e)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0020	0.0020
Index Credits On Fixed Index Annuities | Minimum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.2000	0.2000
Index Credits On Fixed Index Annuities | Minimum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.2400	0.2400
Index Credits On Fixed Index Annuities | Minimum | Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.6000	0.6000
Index Credits On Fixed Index Annuities | Minimum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0000	0.0000
Index Credits On Fixed Index Annuities | Minimum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0000	0.0001
Index Credits On Fixed Index Annuities | Minimum | Measurement Input, Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0000	0.0000
Index Credits On Fixed Index Annuities | Maximum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.5075	0.4665
Index Credits On Fixed Index Annuities | Maximum | Dynamic lapse multiplier(e)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.5000	0.5000
Index Credits On Fixed Index Annuities | Maximum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		1.8618	1.8618
Index Credits On Fixed Index Annuities | Maximum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		1.8000	1.8000
Index Credits On Fixed Index Annuities | Maximum | Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.9750	0.9750
Index Credits On Fixed Index Annuities | Maximum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.3000	0.4000
Index Credits On Fixed Index Annuities | Maximum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0203	0.0140
Index Credits On Fixed Index Annuities | Maximum | Measurement Input, Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0500	0.0400
Index Credits On Fixed Index Annuities | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivatives within Policyholder contract deposits		$ 4,657	$ 4,807

[1]	See Note 9 for details of balances associated with variable interest entities